Trade payables	12 Months Ended
Mar. 31, 2024
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Trade payables
21.	Trade payables
The normal credit terms granted to the Group ranges from 30 to 120 days (2023: 30 to 120 days).